STATEMENT OF CHANGES IN EQUITY - DKK (kr) kr in Thousands	Share capital	Share premium [Member]	Translation reserves	Retained Earnings [Member]	Total
Adjusted total equity at January 1, 2018	kr 61,186	kr 7,983,652	kr 82,080	kr (1,704,078)	kr 6,422,840
Balance at beginning of period at Dec. 31, 2017	kr 61,186	7,983,652	82,080	(1,854,726)	6,272,192
Balance at beginning of period (in shares) at Dec. 31, 2017	61,185,674
Net result				459,101	459,101
Other comprehensive income			5,444		5,444
Total comprehensive income			5,444	459,101	464,545
Transactions with owners:
Exercise of warrants	kr 251	60,414			60,665
Exercise of warrants (in shares)	251,144
Purchase of treasury shares				(146,175)	(146,175)
Share-based compensation expenses				43,225	43,225
Tax on items recognized directly in equity				16,125	16,125
Balance at end of period at Jun. 30, 2018	kr 61,437	8,044,066	87,524	(1,331,802)	6,861,225
Balance at end of period (in shares) at Jun. 30, 2018	61,436,818
Balance at beginning of period at Dec. 31, 2018	kr 61,498	8,058,614	91,707	(197,459)	8,014,360
Balance at beginning of period (in shares) at Dec. 31, 2018	61,497,571
Net result				157,094	157,094
Other comprehensive income			4,003		4,003
Total comprehensive income			4,003	157,094	161,097
Transactions with owners:
Exercise of warrants	kr 192	38,479			38,671
Exercise of warrants (in shares)	192,572
Share-based compensation expenses				68,455	68,455
Net settlement of RSUs				(8,728)	(8,728)
Tax on items recognized directly in equity				12,654	12,654
Balance at end of period at Jun. 30, 2019	kr 61,690	kr 8,097,093	kr 95,710	kr 32,016	kr 8,286,509
Balance at end of period (in shares) at Jun. 30, 2019	61,690,143